CAPITAL MANAGEMENT (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Cash and cash equivalents	$ 483,598	$ 118,360	$ 137,160
Total equity attributable to the shareholders of the Company	1,582,447	1,493,988
Long-term debt	2,456,116	1,604,494
Total capital	4,038,563	3,098,482
Regulatory Capital Maintenance
Disclosure of classes of share capital [line items]
Cash and cash equivalents	$ 14,680	$ 12,810